[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report

January 31, 2001

Merrill Lynch
Equity Income Fund

www.mlim.ml.com

                           MERRILL LYNCH EQUITY INCOME FUND

A pie graph depicting Sector Representation as a percentage of Equities as of January 31, 2001

Utilities                                            13.4%
Consumer Discretionary                                7.1%
Industrials                                          11.6%
Healthcare                                            4.3%
Energy                                               17.3%
Consumer Staples                                     12.7%
Telecommunications Services                           5.2%
Financials                                           18.8%
Materials                                             9.6%

US Common Stock Investments as of January 31, 2001

                                                                          S&P
                                                            Fund          500**
--------------------------------------------------------------------------------
Average Capitalization (in billions)                       $41.0         $107.0
--------------------------------------------------------------------------------
Price/Book Value                                             3.7            4.0
--------------------------------------------------------------------------------
Price/Earnings Ratio***                                     18.0           25.0
--------------------------------------------------------------------------------
Yield Based on Current Dividend                              1.7%*          1.1%
--------------------------------------------------------------------------------
  * Net yield after expenses for 12-months ended 1/31/01, according to Lipper, Inc.
 **   An unmanaged broad-based index comprised of common stocks.
***   Based on trailing 12-month earnings.

                              Merrill Lynch Equity Income Fund, January 31, 2001

DEAR SHAREHOLDER

On December 29, 2000, Merrill Lynch Strategic Dividend Fund changed its name to Merrill Lynch Equity Income Fund. In addition, the Fund's investment objective was changed: to seek long-term total return and current income.

For the six months ended January 31, 2001, Merrill Lynch Equity Income Fund's Class A, Class B, Class C and Class D Shares had total returns of +9.12%, +8.59%, +8.54% and +8.98%, respectively. The Fund performed essentially in line with the +9.09% total return of the Lipper Equity Income Fund average for the same period. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

The Fund outperformed the -3.98% total return of the unmanaged Standard & Poor's 500 Index for the six months ended January 31, 2001 by a wide margin. The Fund's favorable relative performance benefited from the strong price action of stocks with above-average yields, which is our primary investment focus. Specifically helping performance during this period were our holdings in consumer staples, utilities, energy, industrials and financials. Given the Fund's virtual non-investment in technology stocks, the only sector to negatively impact performance was telecommunications.

Anticipating a general market decline, we increased the Fund's cash reserves during the period, as positions in our more heavily weighted and best-performing sectors--energy, utilities and financials--were selectively trimmed. At the same time, we added to our weighting in the consumer staples and industrial sectors (capital goods). These shifts in sector weightings were achieved without meaningfully reducing the Fund's overall yield.

The Fund's investment style remains intact, with a tilt toward above-average yield on an overall basis. We focus mainly on stocks with good fundamentals that offer attractive investment potential at currently attractive valuations. We recognize that key to performance is good stock selection, which certainly can be tested by the current market environment. Therefore, we will continue to review the Fund's holdings for their investment attractiveness on an ongoing basis.

In Conclusion

We thank you for your investment in Merrill Lynch Equity Income Fund, and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and
Portfolio Manager

March 15, 2001

PROXY RESULTS

During the six-month period ended January 31, 2001, Merrill Lynch Equity Income Fund's (formerly Merrill Lynch Strategic Dividend Fund) shareholders voted on the following proposals. Proposals 1 and 2 were approved at a shareholders' meeting on July 25, 2000. With respect to Proposal 3, it was withdrawn at a shareholders' meeting on January 30, 2001 because it received insufficient votes to approve or disapprove. Proposals 4 and 5 were approved at a shareholders' meeting on December 20, 2000. The description of each proposal and number of shares voted are as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                                     Shares Voted  Shares Withheld
                                                                                          For        From Voting
-----------------------------------------------------------------------------------------------------------------------
1. To elect the Fund's Board of Directors:         Terry K. Glenn                     11,151,866       311,552
                                                   Ronald W. Forbes                   11,132,034       331,384
                                                   Cynthia A. Montgomery              11,109,857       353,561
                                                   Charles C. Reilly                  11,136,467       326,951
                                                   Kevin A. Ryan                      11,149,883       313,535
                                                   Roscoe S. Suddarth                 11,143,269       320,149
                                                   Richard R. West                    11,143,638       319,780
                                                   Arthur Zeikel                      11,131,701       331,717
                                                   Edward D. Zinbarg                  11,143,625       319,793
-----------------------------------------------------------------------------------------------------------------------
                                                                              Shares Voted  Shares Voted   Shares Voted
                                                                                   For         Against        Abstain
-----------------------------------------------------------------------------------------------------------------------
2. To ratify the selection of Deloitte & Touche LLP as the Fund's
   independent auditors for the current fiscal year.                           10,872,373      161,613        429,432
-----------------------------------------------------------------------------------------------------------------------
3. To approve to convert the Fund to "master/feeder" structure.                 7,305,946      362,324        609,358
-----------------------------------------------------------------------------------------------------------------------
4. To consider and act upon the proposed Investment Advisory
   and Administration Agreements.                                               7,089,115      275,213        547,037
-----------------------------------------------------------------------------------------------------------------------
5. To amend the Fund's investment objective/policies.                           7,070,724      323,758        516,883
-----------------------------------------------------------------------------------------------------------------------


                                     2 & 3

                              Merrill Lynch Equity Income Fund, January 31, 2001

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                  Ten Years/
                                                  6 Month       12 Month        Since Inception
As of January 31, 2001                         Total Return   Total Return       Total Return
===============================================================================================
ML Equity Income Fund Class A Shares*              +9.12%        +10.39%           +313.31%
-----------------------------------------------------------------------------------------------
ML Equity Income Fund Class B Shares*              +8.59         + 9.34            +309.45
-----------------------------------------------------------------------------------------------
ML Equity Income Fund Class C Shares*              +8.54         + 9.27            +134.37
-----------------------------------------------------------------------------------------------
ML Equity Income Fund Class D Shares*              +8.98         +10.11            +146.40
-----------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                      -3.98         - 0.90        +395.92/+228.54
===============================================================================================

 * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return periods are ten years and from 10/21/94, respectively.

Average Annual Total Return

                                              % Return Without   % Return With
                                                Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/00                            +11.92%          + 6.04%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                          +15.08           +13.85
--------------------------------------------------------------------------------
Ten Years Ended 12/31/00                           +13.88           +13.26
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                                  % Return         % Return
                                                Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/00                            +10.77%          + 6.84%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                          +13.91           +13.91
--------------------------------------------------------------------------------
Ten Years Ended 12/31/00                           +12.72           +12.72
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                  % Return         % Return
                                                Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/00                            +10.80%          + 9.82%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                          +13.91           +13.91
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/00              +15.60           +15.60
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return Without   % Return With
                                                Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/00                            +11.63%          + 5.77%
--------------------------------------------------------------------------------
Five Years Ended 12/31/00                          +14.80           +13.57
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/00              +16.51           +15.50
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

PORTFOLIO INFORMATION

As of January 31, 2001

                                                                      Percent of
Ten Largest Common Stock Holdings                                     Net Assets
Phillips Petroleum Company ........................................      3.8%
PNC Bank Corp. ....................................................      3.2
Royal Dutch Petroleum Company
  (NY Registered Shares) ..........................................      2.9
BP Amoco PLC (ADR) ................................................      2.9
The St. Paul Companies, Inc. ......................................      2.8
The Chubb Corporation .............................................      2.4
General Dynamics Corporation ......................................      2.4
The Procter & Gamble Company ......................................      2.4
American General Corporation ......................................      2.3
Diageo PLC ........................................................      2.3


                                     4 & 5

                              Merrill Lynch Equity Income Fund, January 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                              Shares                                                                      Percent of
EUROPE           Industries                    Held                      Common Stocks                           Value    Net Assets
====================================================================================================================================
Netherlands      Oil & Gas                    80,000   Royal Dutch Petroleum Company (NY Registered Shares)  $  4,828,000       2.9%
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in the Netherlands                     4,828,000       2.9
====================================================================================================================================
United Kingdom   Beverages                   395,960   Diageo PLC                                               3,803,882       2.3
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas                    90,000   BP Amoco PLC (ADR) (a)                                   4,635,000       2.9
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in the United Kingdom                  8,438,882       5.2
====================================================================================================================================
                                                       Total Investments in Europe (Cost $8,007,235)           13,266,882       8.1
====================================================================================================================================
NORTH
AMERICA
====================================================================================================================================
United States    Aerospace & Defense          55,000   General Dynamics Corporation                             3,903,900       2.4
                                              41,000   Northrop Grumman Corporation                             3,553,880       2.2
                                              78,000   Raytheon Company (Class B)                               2,744,820       1.7
                                                                                                             ------------      -----
                                                                                                               10,202,600       6.3
                 -------------------------------------------------------------------------------------------------------------------
                 Automobiles                  29,000  +General Motors Corporation (Class H)                       811,420       0.5
                 -------------------------------------------------------------------------------------------------------------------
                 Banks                        72,139   Firstar Corporation                                      1,702,480       1.1
                                              71,000   PNC Bank Corp.                                           5,255,420       3.2
                                              26,880   SunTrust Banks, Inc.                                     1,798,272       1.1
                                                                                                             ------------      -----
                                                                                                                8,756,172       5.4
                 -------------------------------------------------------------------------------------------------------------------
                 Beverages                    59,000   The Coca-Cola Company                                    3,422,000       2.1
                 -------------------------------------------------------------------------------------------------------------------
                 Chemicals                    60,900   The Dow Chemical Company                                 2,088,870       1.3
                                              23,343   E.I. du Pont de Nemours and Company                      1,020,322       0.6
                                                                                                             ------------      -----
                                                                                                                3,109,192       1.9
                 -------------------------------------------------------------------------------------------------------------------
                 Diversified                  32,000   AT&T Corp.                                                 767,680       0.5
                 Telecommunication            52,000   BellSouth Corporation                                    2,191,800       1.3
                 Services                     44,000   SBC Communications Inc.                                  2,127,400       1.3
                                              28,000   Sprint Corporation                                         694,400       0.4
                                              14,000   Verizon Communications                                     769,300       0.5
                                              37,000  +WorldCom, Inc.                                             797,813       0.5
                                                                                                             ------------      -----
                                                                                                                7,348,393       4.5
                 -------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment         44,000   Rockwell International Corporation                       2,075,920       1.3
                 -------------------------------------------------------------------------------------------------------------------
                 Electric Utilities           25,000   Cleco Corporation                                        1,169,750       0.7
                                              85,000   Edison International                                     1,133,900       0.7
                                              40,000   FPL Group, Inc.                                          2,320,000       1.4
                                             121,000   PG&E Corporation                                         1,724,250       1.1
                                              59,000   PPL Corporation                                          2,475,050       1.5
                                              54,000   Public Service Enterprise Group Incorporated             2,209,140       1.3
                                              45,000   TXU Corp.                                                1,697,850       1.1
                                                                                                             ------------      -----
                                                                                                               12,729,940       7.8
                 -------------------------------------------------------------------------------------------------------------------
                 Gas Utilities                50,000   El Paso Energy Corporation                               3,145,000       1.9
                                              44,000   KeySpan Corporation                                      1,663,200       1.0
                                                                                                             ------------      -----
                                                                                                                4,808,200       2.9
                 -------------------------------------------------------------------------------------------------------------------
                 Household Products           88,000   The Clorox Company                                       2,970,000       1.8
                                              45,000   Kimberly-Clark Corporation                               2,913,750       1.8
                                              53,000   The Procter & Gamble Company                             3,807,520       2.4
                                                                                                             ------------      -----
                                                                                                                9,691,270       6.0
                 -------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates     20,000   Minnesota Mining and Manufacturing Company (3M)          2,213,000       1.4
                 -------------------------------------------------------------------------------------------------------------------
                 Insurance                    50,000   American General Corporation                             3,805,000       2.3
                                              55,000   The Chubb Corporation                                    3,960,000       2.4
                                              60,000   Lincoln National Corporation                             2,691,000       1.7
                                              94,000   The St. Paul Companies, Inc.                             4,513,880       2.8
                                                                                                             ------------      -----
                                                                                                               14,969,880       9.2
                 -------------------------------------------------------------------------------------------------------------------
                 Machinery                    50,000   Deere & Company                                          2,146,000       1.3
                 -------------------------------------------------------------------------------------------------------------------
                 Media                        26,000   The McGraw-Hill Companies, Inc.                          1,660,100       1.0
                 -------------------------------------------------------------------------------------------------------------------
                 Metals & Mining              79,000   Arch Coal, Inc.                                          1,137,600       0.7
                                              40,000   CONSOL Energy Inc.                                       1,072,400       0.6
                                              75,000   Massey Energy Company                                    1,304,250       0.8
                                                                                                             ------------      -----
                                                                                                                3,514,250       2.1
                 -------------------------------------------------------------------------------------------------------------------
                 Multiline Retail             67,000   Family Dollar Stores, Inc.                               1,658,250       1.0
                                              43,000   The May Department Stores Company                        1,674,850       1.0
                                              84,000   Nordstrom, Inc.                                          1,712,760       1.1
                                              30,000   Wal-Mart Stores, Inc.                                    1,704,000       1.1
                                                                                                             ------------      -----
                                                                                                                6,749,860       4.2
                 -------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities              35,000   The Williams Companies, Inc.                             1,369,550       0.8
                 -------------------------------------------------------------------------------------------------------------------
                 Oil & Gas                    16,000   Devon Energy Corporation                                   876,800       0.5
                                              25,000   EOG Resources, Inc.                                      1,093,500       0.7
                                              45,000   Exxon Mobil Corporation                                  3,786,750       2.3
                                             106,000   Phillips Petroleum Company                               6,214,780       3.8
                                              50,000   Texaco Inc.                                              3,070,000       1.9
                                                                                                             ------------      -----
                                                                                                               15,041,830       9.2
                 -------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products      98,023   International Paper Company                              3,788,589       2.3
                                              60,000   Weyerhaeuser Company                                     3,150,000       2.0
                                                                                                             ------------      -----
                                                                                                                6,938,589       4.3
                 -------------------------------------------------------------------------------------------------------------------
                 Personal Products            28,000   Avon Products, Inc.                                      1,184,400       0.7
                 -------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals              50,000   American Home Products Corporation                       2,955,000       1.8
                                              52,000   Bristol-Myers Squibb Company                             3,218,280       2.0
                                                                                                             ------------      -----
                                                                                                                6,173,280       3.8
                 -------------------------------------------------------------------------------------------------------------------
                 Real Estate                  29,000   CarrAmerica Realty Corporation                             874,350       0.5
                                              50,000   Duke-Weeks Realty Corporation                            1,249,000       0.8
                                              19,000   Kimco Realty Corporation                                   835,050       0.5
                                                                                                             ------------      -----
                                                                                                                2,958,400       1.8
                 -------------------------------------------------------------------------------------------------------------------
                 Specialty Retail             40,000   The Limited, Inc.                                          826,400       0.5
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in North America (Cost $97,588,459)  128,700,646      79.0
====================================================================================================================================


                                     6 & 7

                              Merrill Lynch Equity Income Fund, January 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                                             Face                                                                         Percent of
                                            Amount                 Short-Term Securities                         Value    Net Assets
====================================================================================================================================
                 Repurchase              $ 5,015,000   J.P. Morgan Securities Inc., purchased on 1/31/2001   $  5,015,000       3.1%
                 Agreements*                           to yield 5.66% to 2/01/2001
                 -------------------------------------------------------------------------------------------------------------------
                 US Government                         Federal Home Loan Mortgage Corporation:
                 Agency Obligations**     11,056,000      5.73% due 2/02/2001                                  11,052,481       6.8
                                           4,000,000      5.40% due 2/07/2001                                   3,995,800       2.5
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Short-Term Securities
                                                       (Cost $20,063,281)                                      20,063,281      12.4
====================================================================================================================================
                 Total Investments (Cost $125,658,975)                                                        162,030,809      99.5
                 Other Assets Less Liabilities                                                                    733,810       0.5
                                                                                                             ------------     ------
                 Net Assets                                                                                  $162,764,619     100.0%
                                                                                                             ============     ======
====================================================================================================================================

(a)   American Depositary Receipts (ADR).
 +    Non-income producing security.
 * Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
** Certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

              As of January 31, 2001
====================================================================================================================================
Assets:       Investments, at value (identified cost--$125,658,975) ......................................              $162,030,809
              Cash .......................................................................................                       166
              Foreign cash ...............................................................................                   750,367
              Receivables:
                Securities sold .......................................................................... $  8,615,104
                Dividends ................................................................................      183,754
                Beneficial interest sold .................................................................       99,188    8,898,046
                                                                                                           ------------
              Prepaid registration fees and other assets .................................................                    32,488
                                                                                                                        ------------
              Total assets ...............................................................................               171,711,876
                                                                                                                        ------------
====================================================================================================================================
Liabilities:  Payables:
                Securities purchased .....................................................................    8,154,568
                Beneficial interest redeemed .............................................................      533,702
                Investment adviser .......................................................................       87,739
                Distributor ..............................................................................       62,884    8,838,893
                                                                                                           ------------
              Accrued expenses and other liabilities .....................................................                   108,364
                                                                                                                        ------------
              Total liabilities ..........................................................................                 8,947,257
                                                                                                                        ------------
====================================================================================================================================
Net Assets:   Net assets .................................................................................              $162,764,619
                                                                                                                        ============
====================================================================================================================================
Net Assets    Class A Shares of beneficial interest, $.10 par value, unlimited number of shares authorized              $    161,276
Consist of:   Class B Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                   336,056
              Class C Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                    36,176
              Class D Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                   796,846
              Paid-in capital in excess of par ...........................................................               121,526,871
              Undistributed investment income--net .......................................................                   126,294
              Undistributed realized capital gains on investments and foreign currency transactions--net .                 3,466,123
              Unrealized appreciation on investments and foreign currency transactions--net ..............                36,314,977
                                                                                                                        ------------
              Net assets .................................................................................              $162,764,619
                                                                                                                        ============
====================================================================================================================================
Net Asset     Class A--Based on net assets of $19,728,701 and 1,612,756 shares of beneficial interest
Value:        outstanding ................................................................................              $      12.23
                                                                                                                        ============
              Class B--Based on net assets of $41,219,923 and 3,360,563 shares of beneficial interest
              outstanding ................................................................................              $      12.27
                                                                                                                        ============
              Class C--Based on net assets of $4,378,084 and 361,758 shares of beneficial interest
              outstanding ................................................................................              $      12.10
                                                                                                                        ============
              Class D--Based on net assets of $97,437,911 and 7,968,455 shares of beneficial interest
              outstanding ................................................................................              $      12.23
                                                                                                                        ============
====================================================================================================================================

       See Notes to Financial Statements.


                                     8 & 9

                              Merrill Lynch Equity Income Fund, January 31, 2001

STATEMENT OF OPERATIONS

                         For the Six Months Ended January 31, 2001
====================================================================================================================================
Investment               Dividends (net of $13,644 foreign withholding tax) ............................                $  1,803,611
Income:                  Interest and discount earned ..................................................                     473,458
                                                                                                                        ------------
                         Total income ..................................................................                   2,277,069
                                                                                                                        ------------
====================================================================================================================================
Expenses:                Investment advisory fees ......................................................  $   505,654
                         Account maintenance and distribution fees--Class B ............................      217,309
                         Account maintenance fees--Class D .............................................      126,233
                         Transfer agent fees--Class D ..................................................       87,799
                         Professional fees .............................................................       52,379
                         Printing and shareholder reports ..............................................       51,142
                         Transfer agent fees--Class B ..................................................       42,562
                         Registration fees .............................................................       36,780
                         Accounting services ...........................................................       21,684
                         Account maintenance and distribution fees--Class C ............................       21,394
                         Trustees' fees and expenses ...................................................       18,027
                         Transfer agent fees--Class A ..................................................       17,258
                         Custodian fees ................................................................        8,931
                         Transfer agent fees--Class C ..................................................        4,229
                         Pricing fees ..................................................................          651
                         Other .........................................................................        5,983
                                                                                                         ------------
                         Total expenses ................................................................                   1,218,015
                                                                                                                        ------------
                         Investment income--net ........................................................                   1,059,054
                                                                                                                        ------------
====================================================================================================================================
Realized &               Realized gain (loss) from:
Unrealized Gain (Loss)     Investments--net ............................................................    9,811,084
On Investments &           Foreign currency transactions--net ..........................................       (1,292)     9,809,792
Foreign Currency                                                                                         ------------
Transactions--Net:       Change in unrealized appreciation/depreciation on:
                           Investments--net ............................................................    3,475,754
                           Foreign currency transactions--net ..........................................      (14,942)     3,460,812
                                                                                                         ------------   ------------
                         Net Increase in Net Assets Resulting from Operations ..........................                $ 14,329,658
                                                                                                                        ============
====================================================================================================================================

       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         For the Six     For the
                                                                                                        Months Ended    Year Ended
                                                                                                         January 31,     July 31,
                       Increase (Decrease) in Net Assets:                                                   2001           2000
===================================================================================================================================
Operations:            Investment income--net ........................................................  $  1,059,054   $  3,745,303
                       Realized gain on investments and foreign currency transactions--net ...........     9,809,792     12,225,573
                       Change in unrealized appreciation/depreciation on investments and foreign
                       currency transactions--net ....................................................     3,460,812    (27,955,843)
                                                                                                        ------------   ------------
                       Net increase (decrease) in net assets resulting from operations ...............    14,329,658    (11,984,967)
                                                                                                        ------------   ------------
===================================================================================================================================
Dividends &            Investment income--net:
Distributions to         Class A .....................................................................      (190,115)      (528,692)
Shareholders:            Class B .....................................................................      (189,992)      (806,274)
                         Class C .....................................................................       (19,365)       (67,551)
                         Class D .....................................................................      (847,833)    (2,425,560)
                       Realized gain on investments--net:
                         Class A .....................................................................    (2,148,996)    (1,077,347)
                         Class B .....................................................................    (4,704,368)    (3,294,547)
                         Class C .....................................................................      (470,655)      (242,920)
                         Class D .....................................................................   (11,030,060)    (5,531,722)
                                                                                                        ------------   ------------
                       Net decrease in net assets resulting from dividends and distributions to
                       shareholders ..................................................................   (19,601,384)   (13,974,613)
                                                                                                        ------------   ------------
===================================================================================================================================
Beneficial Interest    Net increase (decrease) in net assets derived from beneficial interest
Transactions:          transactions ..................................................................     3,821,935    (43,722,667)
                                                                                                        ------------   ------------
===================================================================================================================================
Net Assets:            Total decrease in net assets ..................................................    (1,449,791)   (69,682,247)
                       Beginning of period ...........................................................   164,214,410    233,896,657
                                                                                                        ------------   ------------
                       End of period* ................................................................  $162,764,619   $164,214,410
                                                                                                        ============   ============
===================================================================================================================================
                     * Undistributed investment income--net ..........................................  $    126,294   $    314,545
                                                                                                        ============   ============
===================================================================================================================================

       See Notes to Financial Statements.


                                    10 & 11

                              Merrill Lynch Equity Income Fund, January 31, 2001

FINANCIAL HIGHLIGHTS

                                                                                                        Class A+
                                                                                ---------------------------------------------------
                                                                                 For the
                    The following per share data and ratios have been derived   Six Months
                    from information provided in the financial statements.        Ended             For the Year Ended July 31,
                                                                                January 31,  --------------------------------------
                    Increase (Decrease) in Net Asset Value:                        2001         2000      1999       1998      1997
===================================================================================================================================
Per Share           Net asset value, beginning of period .....................   $ 12.70      $ 14.27   $ 15.36   $ 15.21   $ 12.43
Operating                                                                        -------      -------   -------   -------   -------
Performance:        Investment income--net ...................................       .11          .31       .35       .39       .38
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions--net .......................      1.01         (.94)     1.42      1.37      4.17
                                                                                 -------      -------   -------   -------   -------
                    Total from investment operations .........................      1.12         (.63)     1.77      1.76      4.55
                                                                                 -------      -------   -------   -------   -------
                    Less dividends and distributions:
                      Investment income--net .................................      (.13)        (.32)     (.36)     (.39)     (.39)
                      Realized gain on investments--net ......................     (1.46)        (.62)    (2.50)    (1.22)    (1.38)
                                                                                 -------      -------   -------   -------   -------
                    Total dividends and distributions ........................     (1.59)        (.94)    (2.86)    (1.61)    (1.77)
                                                                                 -------      -------   -------   -------   -------
                    Net asset value, end of period ...........................   $ 12.23      $ 12.70   $ 14.27   $ 15.36  $  15.21
                                                                                 =======      =======   =======   =======  ========
===================================================================================================================================
Total Investment    Based on net asset value per share .......................     9.12%++     (4.44%)   14.15%    12.03%    40.42%
Return:**                                                                        =======      =======   =======   =======  ========
===================================================================================================================================
Ratios to Average   Expenses .................................................     1.01%*        .95%      .87%      .88%      .90%
Net Assets:                                                                      =======      =======   =======   =======  ========
                    Investment income--net ...................................     1.69%*       2.35%     2.50%     2.51%     2.87%
                                                                                 =======      =======   =======   =======  ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .................   $19,729      $19,114   $25,477   $24,233   $28,940
Data:                                                                            =======      =======   =======   =======  ========
                    Portfolio turnover .......................................    32.58%       32.33%    20.11%    32.66%    14.29%
                                                                                 =======      =======   =======   =======  ========
===================================================================================================================================

                                                                                                        Class B+
                                                                                ---------------------------------------------------
                                                                                 For the
                    The following per share data and ratios have been derived   Six Months
                    from information provided in the financial statements.        Ended             For the Year Ended July 31,
                                                                                January 31,   -------------------------------------
                    Increase (Decrease) in Net Asset Value:                        2001         2000      1999       1998      1997
===================================================================================================================================
Per Share           Net asset value, beginning of period .....................   $ 12.73      $ 14.29   $ 15.38   $ 15.22   $ 12.44
Operating                                                                        -------      -------   -------   -------   -------
Performance:        Investment income--net ...................................       .04          .18       .21       .23       .25
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions--net .......................      1.02         (.94)     1.41      1.38      4.16
                                                                                 -------      -------   -------   -------   -------
                    Total from investment operations .........................      1.06         (.76)     1.62      1.61      4.41
                                                                                 -------      -------   -------   -------   -------
                    Less dividends and distributions:
                      Investment income--net .................................      (.06)        (.18)     (.21)     (.23)     (.25)
                      Realized gain on investments--net ......................     (1.46)        (.62)    (2.50)    (1.22)    (1.38)
                                                                                 -------      -------   -------   -------   -------
                    Total dividends and distributions ........................     (1.52)        (.80)    (2.71)    (1.45)    (1.63)
                                                                                 -------      -------   -------   -------   -------
                    Net asset value, end of period ...........................   $ 12.27      $ 12.73   $ 14.29   $ 15.38   $ 15.22
                                                                                 =======      =======   =======   =======  ========
===================================================================================================================================
Total Investment    Based on net asset value per share .......................     8.59%++     (5.39%)   12.96%    10.94%    38.90%
Return:**                                                                        =======      =======   =======   =======  ========
===================================================================================================================================
Ratios to Average   Expenses .................................................     2.03%*       1.97%     1.89%     1.90%     1.94%
Net Assets:                                                                      =======      =======   =======   =======  ========
                    Investment income--net ...................................      .68%*       1.35%     1.48%     1.50%     1.89%
                                                                                 =======      =======   =======   =======  ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .................   $41,220      $43,289   $75,330   $73,067   $93,509
Data:                                                                            =======      =======   =======   =======  ========
                    Portfolio turnover .......................................    32.58%       32.33%    20.11%    32.66%    14.29%
                                                                                 =======      =======   =======   =======  ========
===================================================================================================================================

                                                                                                        Class C+
                                                                                ---------------------------------------------------
                                                                                 For the
                    The following per share data and ratios have been derived   Six Months
                    from information provided in the financial statements.        Ended             For the Year Ended July 31,
                                                                                January 31,   -------------------------------------
                    Increase (Decrease) in Net Asset Value:                        2001         2000      1999       1998      1997
===================================================================================================================================
Per Share           Net asset value, beginning of period .....................   $ 12.58      $ 14.14   $ 15.25   $ 15.11   $ 12.37
Operating                                                                        -------      -------   -------   -------   -------
Performance:        Investment income--net ...................................       .04          .17       .20       .23       .24
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions--net .......................      1.00         (.93)     1.40      1.37      4.13
                                                                                 -------      -------   -------   -------   -------
                    Total from investment operations .........................      1.04         (.76)     1.60      1.60      4.37
                                                                                 -------      -------   -------   -------   -------
                    Less dividends and distributions:
                      Investment income--net .................................      (.06)        (.18)     (.21)     (.24)     (.25)
                      Realized gain on investments--net ......................     (1.46)        (.62)    (2.50)    (1.22)    (1.38)
                                                                                 -------      -------   -------   -------   -------
                    Total dividends and distributions ........................     (1.52)        (.80)    (2.71)    (1.46)    (1.63)
                                                                                 -------      -------   -------   -------   -------
                    Net asset value, end of period ...........................   $ 12.10      $ 12.58   $ 14.14   $ 15.25   $ 15.11
                                                                                 =======      =======   =======   =======  ========
===================================================================================================================================
Total Investment    Based on net asset value per share .......................     8.54%++     (5.39%)   12.96%    10.96%    38.84%
Return:**                                                                        =======      =======   =======   =======  ========
===================================================================================================================================
Ratios to Average   Expenses .................................................     2.03%*       1.98%     1.90%     1.90%     1.95%
Net Assets:                                                                      =======      =======   =======   =======  ========
                    Investment income--net ...................................      .68%*       1.33%     1.45%     1.47%     1.83%
                                                                                 =======      =======   =======   =======  ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .................   $ 4,378      $ 4,294   $ 5,347   $ 4,379   $ 3,025
Data:                                                                            =======      =======   =======   =======   =======
                    Portfolio turnover .......................................    32.58%       32.33%    20.11%    32.66%    14.29%
                                                                                 =======      =======   =======   =======   =======
===================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                                    12 & 13

                              Merrill Lynch Equity Income Fund, January 31, 2001

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                        Class D+
                                                                                ---------------------------------------------------
                                                                                 For the
                    The following per share data and ratios have been derived   Six Months
                    from information provided in the financial statements.        Ended             For the Year Ended July 31,
                                                                                January 31,   -------------------------------------
                    Increase (Decrease) in Net Asset Value:                        2001         2000      1999       1998      1997
===================================================================================================================================
Per Share           Net asset value, beginning of period .....................   $ 12.70      $ 14.27  $  15.36  $  15.20   $ 12.43
Operating                                                                        -------      -------  --------  --------   -------
Performance:        Investment income--net ...................................       .09          .28       .32       .35       .35
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions--net .......................      1.01         (.95)     1.41      1.38      4.16
                                                                                 -------      -------  --------  --------   -------
                    Total from investment operations .........................      1.10         (.67)     1.73      1.73      4.51
                                                                                 -------      -------  --------  --------   -------
                    Less dividends and distributions:
                      Investment income--net .................................      (.11)        (.28)     (.32)     (.35)     (.36)
                      Realized gain on investments--net ......................     (1.46)        (.62)    (2.50)    (1.22)    (1.38)
                                                                                 -------      -------  --------  --------   -------
                    Total dividends and distributions ........................     (1.57)        (.90)    (2.82)    (1.57)    (1.74)
                                                                                 -------      -------  --------  --------   -------
                    Net asset value, end of period ...........................   $ 12.23      $ 12.70  $  14.27  $  15.36   $ 15.20
                                                                                 =======      =======  ========  ========   =======
===================================================================================================================================
Total Investment    Based on net asset value per share .......................     8.98%++     (4.68%)   13.88%    11.84%    39.99%
Return:**                                                                        =======      =======  ========  ========   =======
===================================================================================================================================
Ratios to Average   Expenses .................................................     1.26%*       1.20%     1.12%     1.12%     1.15%
Net Assets:                                                                      =======      =======  ========  ========   =======
                    Investment income--net ...................................     1.44%*       2.10%     2.26%     2.25%     2.62%
                                                                                 =======      =======  ========  ========   =======
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .................   $97,438      $97,517  $127,743  $100,642   $74,577
Data:                                                                            =======      =======  ========  ========   =======
                    Portfolio turnover .......................................    32.58%       32.33%    20.11%    32.66%    14.29%
                                                                                 =======      =======  ========  ========   =======
===================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Equity Income Fund (the "Fund") (formerly Merrill Lynch Strategic Dividend Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation


                                    14 & 15

                              Merrill Lynch Equity Income Fund, January 31, 2001
margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Options--The Fund is authorized to write call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will amortize premiums and discounts on debt securities under a different method effective August 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined, but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of July 31, 2001.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ......................................        .25%              .75%
Class C ......................................        .25%              .75%
Class D ......................................        .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                              FAMD        MLPF&S
--------------------------------------------------------------------------------
Class A ...................................................   $ --        $    9
Class D ...................................................   $546        $7,697
--------------------------------------------------------------------------------

For the six months ended January 31, 2001, MLPF&S received contingent deferred sales charges of $28,402 and $3,027 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $25,356 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2001.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by MLIM through December 31, 2000. Up to this date, the Fund reimbursed MLIM $17,211 for these services. As of January 1, 2001, accounting services are provided for the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse MLIM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2001 were $49,984,673 and $73,727,098, respectively.

Net realized gains (losses) for the six months ended January 31, 2001 and net unrealized gains (losses) as of January 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                                    Realized        Unrealized
                                                 Gains (Losses)   Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments .........................   $  9,811,004     $ 36,371,834
Short-term investments ........................             80               --
Foreign currency transactions .................         (1,292)         (56,857)
                                                  ------------     ------------
Total .........................................   $  9,809,792     $ 36,314,977
                                                  ============     ============
--------------------------------------------------------------------------------

As of January 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $36,371,834, of which $37,524,281 related to appreciated securities and $1,152,447 related to depreciated securities. At January 31, 2001, the


                                    16 & 17

                              Merrill Lynch Equity Income Fund, January 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

aggregate cost of investments for Federal income tax purposes was $125,658,975.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $3,821,935 and $(43,722,667) for the six months ended January 31, 2001 and for the year ended July 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended January 31, 2001                                 Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         135,318     $  1,704,451
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................         165,444        2,036,811
                                                    ----------     ------------
Total issued .................................         300,762        3,741,262
Shares redeemed ..............................        (192,641)      (2,511,817)
                                                    ----------     ------------
Net increase .................................         108,121     $  1,229,445
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2000                                    Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         288,047     $  3,697,920
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         107,422        1,392,833
                                                    ----------     ------------
Total issued .................................         395,469        5,090,753
Shares redeemed ..............................        (675,680)      (8,736,855)
                                                    ----------     ------------
Net decrease .................................        (280,211)    $ (3,646,102)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended January 31, 2001                                 Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         301,476     $  3,900,240
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................         325,878        4,025,435
                                                    ----------     ------------
Total issued .................................         627,354        7,925,675
Automatic conversion of shares ...............        (131,133)      (1,714,286)
Shares redeemed ..............................        (536,192)      (7,005,289)
                                                    ----------     ------------
Net decrease .................................         (39,971)    $   (793,900)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2000                                    Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         770,285     $ 10,296,917
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         258,353        3,361,477
                                                    ----------     ------------
Total issued .................................       1,028,638       13,658,394
Automatic conversion of shares ...............        (517,344)      (6,637,863)
Shares redeemed ..............................      (2,381,354)     (30,657,519)
                                                    ----------     ------------
Net decrease .................................      (1,870,060)    $(23,636,988)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended January 31, 2001                                 Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................          58,389     $    722,228
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................          33,239          405,296
                                                    ----------     ------------
Total issued .................................          91,628        1,127,524
Shares redeemed ..............................         (71,180)        (907,248)
                                                    ----------     ------------
Net increase .................................          20,448     $    220,276
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2000                                    Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         161,392     $  2,074,230
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........          20,304          261,233
                                                    ----------     ------------
Total issued .................................         181,696        2,335,463
Shares redeemed ..............................        (218,425)      (2,758,889)
                                                    ----------     ------------
Net decrease .................................         (36,729)    $   (423,426)
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 2001                                 Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................         221,140     $  2,849,141
Automatic conversion of shares ...............         131,400        1,714,286
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................         819,610       10,090,869
                                                    ----------     ------------
Total issued .................................       1,172,150       14,654,296
Shares redeemed ..............................        (883,240)     (11,488,182)
                                                    ----------     ------------
Net increase .................................         288,910     $  3,166,114
                                                    ==========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2000                                    Shares         Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,097,043     $ 14,458,399
Automatic conversion of shares ...............         518,336        6,637,863
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         516,852        6,701,852
                                                    ----------     ------------
Total issued .................................       2,132,231       27,798,114
Shares redeemed ..............................      (3,406,408)     (43,814,265)
                                                    ----------     ------------
Net decrease .................................      (1,274,177)    $(16,016,151)
                                                    ==========     ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by MLIM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended January 31, 2001.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Robert C. Doll, Jr., Senior Vice President
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Trustee of Merrill Lynch Equity Income Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                    18 & 19

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Equity Income Fund
Box 9011
Princeton, NJ
08543-9011

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